Cover	Jan. 29, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 29, 2024
Entity Registrant Name	23andMe Holding Co
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39587
Entity Tax Identification Number	87-1240344
Entity Address, Address Line One	349 Oyster Point Boulevard
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	938-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	ME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001804591